DISPOSAL OF SUBSIDIARIES	6 Months Ended
Jun. 30, 2022
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

18. DISPOSAL OF SUBSIDIARIES

In the six months ended June 30, 2022, the Group sold 70% ownership of OOOK Holding Co., Ltd. to a third party. The disposal was not a strategic shift of the business and would not have a major impact on Ambow’s business, therefore the disposals did not qualify as discontinued operations. The Group recognized loss from the disposal of subsidiaries in a collective amount of RMB 1,124 and RMB nil in the six months ended June 30, 2022 and 2021, respectively.